Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRAXIS MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2016
Supplement [Text Block]	pmf_SupplementTextBlock

Praxis Mutual Funds

Praxis International Index Fund Class A (MPLAX) and Class I (MPLIX)

Supplement dated January 1, 2017 ("Supplement") to the

Summary Prospectus and Prospectus dated April 30, 2016

The Board of Trustees of the Praxis Mutual Funds (the "Board") has approved an amendment to the Investment Advisory Agreement between the Praxis Mutual Funds and Everence Capital Management, Inc. (the "Adviser") to implement a fee breakpoint schedule for the Praxis International Index Fund (the "Fund") effective January 1, 2017. Based on the Fund's current net assets, this amendment will effectively reduce the contractual management fee from 0.60% to 0.56% of the Fund's average daily net assets. As a result, the tables entitled "Fees and Expenses" and "Example" are revised as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Reductions" on page 55 of the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	None
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management fees[1]	0.56%	0.56%
Distribution and Service (12b-1) fees	0.25%	None
Other Expenses[2]	0.48%	0.18%
Total Annual Fund Operating Expenses	1.29%	0.74%

[1]	Effective January 1, 2017, the Management fees paid by the Fund to the Adviser are estimated to be reduced from 0.60 percent to 0.56 percent of the Fund's daily net assets, due to the implementation of a fee breakpoint schedule. As such, the Management fees are estimated for the current fiscal year.
[2]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$649	$913	$1,195	$2,000
Class I	$76	$237	$411	$918

Praxis International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pmf_SupplementTextBlock

Praxis Mutual Funds

Praxis International Index Fund Class A (MPLAX) and Class I (MPLIX)

Supplement dated January 1, 2017 ("Supplement") to the

Summary Prospectus and Prospectus dated April 30, 2016

The Board of Trustees of the Praxis Mutual Funds (the "Board") has approved an amendment to the Investment Advisory Agreement between the Praxis Mutual Funds and Everence Capital Management, Inc. (the "Adviser") to implement a fee breakpoint schedule for the Praxis International Index Fund (the "Fund") effective January 1, 2017. Based on the Fund's current net assets, this amendment will effectively reduce the contractual management fee from 0.60% to 0.56% of the Fund's average daily net assets. As a result, the tables entitled "Fees and Expenses" and "Example" are revised as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Reductions" on page 55 of the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	None
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management fees[1]	0.56%	0.56%
Distribution and Service (12b-1) fees	0.25%	None
Other Expenses[2]	0.48%	0.18%
Total Annual Fund Operating Expenses	1.29%	0.74%

[1]	Effective January 1, 2017, the Management fees paid by the Fund to the Adviser are estimated to be reduced from 0.60 percent to 0.56 percent of the Fund's daily net assets, due to the implementation of a fee breakpoint schedule. As such, the Management fees are estimated for the current fiscal year.
[2]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$649	$913	$1,195	$2,000
Class I	$76	$237	$411	$918